UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2009

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (October 21, 2009)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 49
Form 13F Information table Value Total(x 1000): $667,964



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


SPDR TR			Comm	78462F103	252,028		2,740,923 	X		      2,740,923




SPDR TR			Comm	78462F103	285,629		2,705,073 	X		      2,705,073
IShares MSCI Emerg Mkt	Comm	464287234	 63,563		1,633,578 	X		      1,633,578
ISHARES S&P 500 INDEX	Comm	464287200	 60,999		  575,412 	X			575,412
DIAMONDS TRUST SERIES 1	Comm	252787106	 37,389		  385,100 	X			385,100
ISHARES S&P 100 INDEX	Comm	464287101	 34,419		  705,300 	X			705,300
SPDR UTILITIES INDEX	Comm	81369Y886	 21,129		  720,400 	X			720,400
PowerShares		Comm	73935A104	 20,043		  474,385 	X			474,385
SPDR HEALTH CARE	Comm	81369Y209	 15,241		  531,600 	X			531,600
SPDR FINANCIAL INDEX	Comm	81369Y605	 13,232		  885,700 	X			885,700
VANGUARD LARGE CAPE	Comm	922908637	 10,383		  216,000 	X			216,000
AMERICA MOVIL ADR	Comm	02364W105	  8,716		  198,864 	X			198,864
DELL COMPUTER CORP	Comm	24702R101	  8,240		  540,000 	X			540,000
DIAGEO PLC-SPONSORED	Comm	25243Q205	  8,141		  132,400 	X			132,400
SPDR CONSUMER STAPLES	Comm	81369Y308	  7,129		  280,000 	X			280,000
DEERE & COMPANY		Comm	244199105	  6,813		  158,730 	X			158,730
SUNCOR ENERGY INC	Comm	867224107	  5,720		  165,500 	X			165,500
AFLAC INCORPORATED	Comm	001055102	  4,915		  115,000 	X			115,000
BAKER HUGHES		Comm	057224107	  4,595		  107,720 	X			107,720
WEATHERFORD INTNL	Comm	H27013103	  4,389		  211,700 	X			211,700
FLUOR CORP		Comm	343412102	  4,088		   80,400 	X			 80,400
ENTROPIC COMMUNICATIONS	Comm	29384R105	  4,047		1,476,954 	X		      1,476,954
INSULET			Comm	45784P101	  3,862		  343,858 	X			343,858
NEUROGESX INC		Comm	641252101	  3,672		  459,032 	X			459,032
SPDR TECHNOLOGY INDEX	Comm	81369Y803	  3,259		  156,150 	X			156,150
MONSANTO CO		Comm	61166W101	  2,988		   38,600 	X			 38,600
NOKIA CORP		Comm	654902204	  2,851		  195,000 	X			195,000
GOLDMAN SACHS GROUP	Comm	38141G104	  2,673		   14,500 	X			 14,500
SUNPOWER CORPORATION	Comm	867652109	  2,412		   80,700 	X			 80,700
INTEL CORP		Comm	458140100	  2,163		  110,500 	X			110,500
MICROSOFT CORP		Comm	594918104	  1,543		   60,000 	X			 60,000
ELECTRONIC ARTS INC	Comm	285512109	  1,353		   71,000 	X			 71,000
ENERGY SELECT SECTOR	Comm	81369Y506	  1,348		   25,000 	X			 25,000
KIMBERLY CLARK CORP	Comm	494368103	  1,322		   22,420 	X			 22,420
HONEYWELL INC		Comm	438516106	  1,315		   35,400 	X			 35,400
S&P Homebuilders ETF	Comm	78464A888	  1,172		   78,000 	X			 78,000
RESEARCH IN MOTION	Comm	760975102	  1,014		   15,000 	X			 15,000
ABBOTT LABS		Comm	002824100	    940		   19,000 	X			 19,000
ISHARES RUSSELL 1000	Comm	464287622	    610		   10,500 	X			 10,500
Arch Coal, Inc		Comm	039380100	    598		   27,000 	X			 27,000
PATRIOT COAL CORP	Comm	70336T104	    588		   50,000 	X			 50,000
Allegheny Energy Inc.	Comm	017361106	    530		   20,000 	X			 20,000
BOSTON SCIENTIFIC CORP	Comm	101137107	    519		   49,000 	X			 49,000
AETNA INC		Comm	00817Y108	    417		   15,000 	X			 15,000
KROGER			Comm	501044101	    413		   20,000 	X			 20,000
COMCAST CORP		Comm	20030N101	    405		   24,000 	X			 24,000
BOEING COMPANY		Comm	097023105	    356		    6,570 	X			  6,570
BANKAMERICA CORP	Comm	060505104	    288		   17,000 	X			 17,000
AT&T CORP		Comm	00206R102	    270		   10,000 	X			 10,000
GENERAL ELEC CO		Comm	369604103	    263		   16,000	X			 16,000



GRAND TOTALS				        667,964


